Quarterly Holdings Report
for
Fidelity® Short-Term Treasury Bond Index Fund
November 30, 2021
STD-NPRT3-0122
1.841647.115
U.S. Government and Government Agency Obligations - 99.9%
	Principal Amount (a)	Value ($)
U.S. Treasury Obligations - 99.9%
U.S. Treasury Bonds 7.125% 2/15/23	4,361,000	4,718,738
U.S. Treasury Notes:
0.125% 12/31/22	13,941,000	13,916,494
0.125% 1/31/23	28,969,000	28,903,367
0.125% 2/28/23	18,445,000	18,394,564
0.125% 3/31/23	7,218,000	7,194,880
0.125% 4/30/23	13,886,000	13,833,928
0.125% 5/15/23	30,939,000	30,821,770
0.125% 5/31/23	61,484,000	61,215,008
0.125% 6/30/23	42,411,000	42,210,542
0.125% 7/15/23	374,000	372,101
0.125% 7/31/23	3,604,000	3,583,868
0.125% 8/15/23	4,563,000	4,536,798
0.125% 8/31/23	4,199,000	4,173,084
0.125% 9/15/23	40,711,000	40,447,014
0.125% 10/15/23	33,784,000	33,535,899
0.125% 12/15/23	7,701,000	7,629,706
0.125% 1/15/24	20,235,000	20,027,907
0.125% 2/15/24	59,967,000	59,315,796
0.25% 4/15/23	32,039,000	31,987,688
0.25% 6/15/23	23,274,000	23,214,906
0.25% 9/30/23 (b)	22,800,000	22,695,797
0.25% 11/15/23	26,249,000	26,095,197
0.25% 3/15/24	62,484,000	61,910,416
0.25% 5/15/24	44,054,000	43,563,555
0.25% 6/15/24	55,952,000	55,274,456
0.25% 5/31/25	46,096,000	44,952,603
0.25% 6/30/25	48,047,000	46,812,042
0.25% 7/31/25	31,060,000	30,221,623
0.25% 8/31/25	70,327,000	68,327,076
0.25% 9/30/25	64,535,000	62,672,056
0.25% 10/31/25	53,908,000	52,263,385
0.375% 10/31/23	18,000,000	17,950,781
0.375% 4/15/24	60,274,000	59,838,426
0.375% 7/15/24	65,039,000	64,416,557
0.375% 8/15/24 (b)	43,364,000	42,920,196
0.375% 9/15/24	21,800,000	21,553,047
0.375% 4/30/25	56,080,000	54,995,640
0.375% 11/30/25	65,572,000	63,796,946
0.375% 12/31/25	72,006,000	69,994,895
0.375% 1/31/26	79,011,000	76,708,570
0.5% 3/15/23	44,528,000	44,620,187
0.5% 11/30/23	12,500,000	12,486,816
0.5% 3/31/25	35,406,000	34,915,018
0.5% 2/28/26	79,351,000	77,388,923
0.625% 10/15/24 (b)	34,100,000	33,929,500
0.625% 7/31/26	82,342,000	80,421,756
0.75% 11/15/24	26,700,000	26,648,895
0.75% 3/31/26	43,799,000	43,143,726
0.75% 4/30/26	65,832,000	64,798,232
0.75% 5/31/26	77,684,000	76,430,739
0.75% 8/31/26	81,005,000	79,543,112
0.875% 6/30/26	75,668,000	74,810,824
0.875% 9/30/26	47,800,000	47,183,828
1.125% 2/28/25	58,919,000	59,321,767
1.125% 10/31/26	60,600,000	60,514,781
1.25% 7/31/23	5,315,000	5,386,005
1.25% 8/31/24	39,218,000	39,722,012
1.25% 11/30/26	43,500,000	43,693,711
1.375% 2/15/23	43,014,000	43,565,117
1.375% 6/30/23	819,000	831,317
1.375% 8/31/23	1,762,000	1,789,256
1.375% 9/30/23	46,701,000	47,447,121
1.375% 1/31/25	17,447,000	17,714,157
1.5% 1/15/23	41,446,000	42,001,312
1.5% 2/28/23	36,757,000	37,304,047
1.5% 3/31/23	9,950,000	10,102,359
1.5% 9/30/24	27,002,000	27,529,383
1.5% 10/31/24	26,648,000	27,166,387
1.5% 11/30/24	57,512,000	58,633,035
1.5% 8/15/26	9,688,000	9,851,107
1.625% 12/15/22	20,655,000	20,943,847
1.625% 4/30/23	8,893,000	9,049,322
1.625% 5/31/23	11,556,000	11,765,904
1.625% 10/31/23	1,735,000	1,770,988
1.625% 2/15/26	3,511,000	3,589,037
1.625% 5/15/26	10,695,000	10,930,624
1.625% 10/31/26	46,900,000	47,993,723
1.75% 1/31/23	19,447,000	19,775,928
1.75% 5/15/23	3,063,000	3,123,303
1.75% 6/30/24	14,133,000	14,498,471
1.75% 7/31/24	5,038,000	5,172,609
1.75% 12/31/24	36,856,000	37,858,023
1.875% 10/31/22	89,000	90,328
1.875% 8/31/24	3,571,000	3,676,875
2% 2/15/23	61,001,000	62,237,700
2% 4/30/24	1,027,000	1,059,294
2% 5/31/24	45,928,000	47,391,955
2% 6/30/24	55,477,000	57,280,003
2% 2/15/25	16,900,000	17,484,899
2% 8/15/25	21,742,000	22,527,600
2.125% 12/31/22	36,327,000	37,045,026
2.125% 11/30/23	33,695,000	34,744,020
2.125% 2/29/24	20,624,000	21,309,587
2.125% 3/31/24	27,019,000	27,931,947
2.125% 7/31/24	7,076,000	7,331,952
2.125% 9/30/24	2,467,000	2,558,742
2.125% 11/30/24	1,012,000	1,050,385
2.125% 5/15/25	72,559,000	75,450,023
2.25% 12/31/23	46,911,000	48,525,398
2.25% 1/31/24	32,721,000	33,877,738
2.25% 4/30/24	17,179,000	17,819,857
2.25% 10/31/24	2,533,000	2,637,585
2.25% 11/15/24	31,103,000	32,393,289
2.25% 12/31/24	2,818,000	2,936,444
2.25% 11/15/25	17,188,000	17,989,659
2.375% 1/31/23	43,821,000	44,872,020
2.375% 2/29/24	39,518,000	41,036,973
2.375% 8/15/24	24,724,000	25,785,394
2.5% 3/31/23	13,884,000	14,277,199
2.5% 8/15/23	11,010,000	11,388,039
2.5% 1/31/24	45,171,000	46,999,014
2.5% 5/15/24	35,174,000	36,711,489
2.5% 1/31/25	2,729,000	2,866,516
2.625% 12/15/21	1,000	1,001
2.625% 2/28/23	34,132,000	35,103,962
2.625% 6/30/23	19,528,000	20,203,852
2.625% 12/31/23	44,614,000	46,489,182
2.75% 4/30/23	32,250,000	33,318,281
2.75% 5/31/23	26,929,000	27,871,515
2.75% 7/31/23	383,000	397,602
2.75% 8/31/23	41,757,000	43,397,920
2.75% 11/15/23	17,933,000	18,700,056
2.75% 2/15/24	65,064,000	68,101,167
2.75% 2/28/25	39,898,000	42,262,268
2.875% 9/30/23	24,316,000	25,362,728
2.875% 10/31/23	34,530,000	36,064,966
2.875% 11/30/23	15,625,000	16,343,384

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $4,074,992,120)		4,065,268,365

Money Market Funds - 1.9%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (c)	21,732,134	21,736,480
Fidelity Securities Lending Cash Central Fund 0.07% (c)(d)	54,994,034	54,999,534
TOTAL MONEY MARKET FUNDS (Cost $76,736,014)		76,736,014

TOTAL INVESTMENT IN SECURITIES - 101.8% (Cost $4,151,728,134)	4,142,004,379
NET OTHER ASSETS (LIABILITIES) - (1.8)%	(71,561,501)
NET ASSETS - 100.0%	4,070,442,878

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	1,557,871	451,139,957	430,961,348	4,676	-	-	21,736,480	0.0%
Fidelity Securities Lending Cash Central Fund 0.07%	48,711,000	525,896,990	519,608,456	52,516	-	-	54,999,534	0.2%
Total	50,268,871	977,036,947	950,569,804	57,192	-	-	76,736,014

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. Government and Government Agency Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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